Reverse Recapitalization (Details)	12 Months Ended
Dec. 31, 2024 USD ($) shares
Reverse Recapitalization (Details) [Line Items]
Reverse recapitalization accrued expenses | $	$ 3,581,061
Underwriting, advisory services and reverse recapitalization incremental cost | $	$ 1,544,522
Share issuance (in Shares) | shares	501,875
Ordinary Shares [Member]
Reverse Recapitalization (Details) [Line Items]
Share issuance (in Shares) | shares	701,875